SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 343,696	$ 323,969
Right-of-use assets	$ 3,300	$ 2,600
Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Useful lives or depreciation rates, property, plant and equipment	32 years	32 years
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 193	$ 928
Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	6,700	5,400
Property, plant and equipment [member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	4,100	2,200
Property, plant and equipment [member] | Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	393	1,100
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	90,400	88,500
Brazil
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 20,675	$ 24,354
Brazil | Renewable Power
Disclosure of initial application of standards or interpretations [line items]
Weighted-average remaining duration, property, plant, and equipment	32 years	32 years